DEFERRED REVENUE - Balance (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
DEFERRED REVENUE
Deferred revenue, Current	$ 4,535	$ 4,535	$ 4,915	$ 4,915
Deferred revenue, Non-current	30,423	30,423	28,380	28,380
Total deferred revenue	$ 34,958	34,958	$ 33,295	33,295	$ 36,508
CLJV Toll Milling-Ecora
DEFERRED REVENUE
Total deferred revenue		$ 34,958		$ 33,295